Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 116,020	$ 101,570
Non-current assets	100,353	107,226
Current liabilities	(73,974)	(75,787)
Non-current liabilities	(17,302)	(18,748)
Net assets	125,097	114,261
Non-controlling interests	(3,113)	(3,645)
Net assets, excluding non-controlling interests	121,984	110,616	$ 127,072	$ 121,523
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	124,512	129,535
Non-current assets	98,532	103,477
Current liabilities	(84,357)	(91,665)
Non-current liabilities	(6,909)	(8,616)
Net assets	131,778	132,731
Net assets, excluding non-controlling interests	131,778	132,731	150,134	93,263
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	17,320	9,640
Non-current assets		30,000
Current liabilities	(1,117)	(1,239)
Net assets	16,203	38,401
Net assets, excluding non-controlling interests	$ 16,203	$ 38,401	$ 33,611	$ 18,093